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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: March 31, 2000.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

  If amended report check here: [ ]

  Heitman/PRA Securities Advisors LLC
 ------------------------------------------------------------------------------
  Name of Institutional Investment Manager

  180 North LaSalle Street, Suite 3600            Chicago        IL       60601
 ------------------------------------------------------------------------------
  Business Address              (Street)          (City)       (State)     (Zip)

  Nancy B. Lynn, 312/849-4153, Vice President Compliance
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
 Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

 Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Chicago and State of Illinois on the 13th day of August, 1999.

                                     Heitman/PRA Securities Advisors LLC
                                ---------------------------------------------
                                  (Name of Institutional Investment Manager)



                                ---------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                            to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


 Name:                  13F File No.:    Name:                    13F File No.:
----------------------  -------------    -----------------------  -------------
1.                                      6.
----------------------  -------------   ------------------------  -------------
2.                                      7.
----------------------  -------------   ------------------------  -------------
3.                                      8.
----------------------  -------------   ------------------------  -------------
4.                                      9.
----------------------  -------------   ------------------------  -------------
5.                                      10.
----------------------  -------------   ------------------------  -------------

                                                                 SEC 1685 (5/91)

                                   FORM 13F
                                                                                                   ---------------------------------
                                                                                                       (SEC        USE  ONLY)
 Page 1 of 5 Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Item 5:                   Item 6:
Item 1:                             Item 2:        Item 3:          Item 4:         Shares of           Investment Discretion
Name of Issuer                   Title of Class  CUSIP Number     Fair Market    Principal Amount  ---------------------------------
                                                                     Value                         (a) Sole      (b) Shared-As
                                                                                                                   Defined in
                                                                                                                    Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential                 common shares   001735109      $  1,880,000         91,700          91,700
Properties, Inc.                 beneficial
                                 interest
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &           Common Stock    03748R101      $ 32,662,000        855,310         855,310
Management Company
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust      Common Stock    039581103      $ 19,073,000        956,635         956,635
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                     Common Stock    039793104      $ 19,306,000        924,824         924,824
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                Common Stock    00163T109      $  9,249,000        430,196         430,196
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property                 Common Stock    076446301      $ 14,681,000        914,010         914,010
Investor
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust     Common Stock    151895109      $  8,033,000        220,827         220,827
------------------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.                Common Stock    151845104      $  5,672,000        889,736         889,736
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.         Common Stock    163262108      $ 23,448,000        808,553         808,553
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified           Common Stock    251591103      $  9,238,000        665,789         665,789
Realty Corp
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation    Common Stock    264411505      $ 22,455,000      1,174,134       1,174,134
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties             Common Stock    277276101      $ 14,887,000        692,435         692,435
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                    Subtotal
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  5
                                              Item 6:                Item 7:                     Item 8:
                                       Investment Discretion         Managers             Voting Authority (Shares)
                                       ---------------------                          --------------------------------
                                               (c)                 See Instr. V       (a) Sole   (b) Shared   (c) None
                                           Shared-Other
----------------------------------------------------------------------------------------------------------------------
Amli Residential
Properties, Inc.                                                                        91,700
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &                                                                 793,232                  62,078
Management Company
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust                                                            887,392                  69,243
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                                                                           864,922                  59,902
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                                                                      394,884                  35,312
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property                                                                       855,915                  58,095
Investor
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                                           202,628                  18,199
------------------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.                                                                      853,369                  36,367
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                                                               756,647                  51,906
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp                                                     632,136                  33,653
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation                                                        1,098,442                  75,692
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties                                                                   661,228                  31,207
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

                                   FORM 13F
                                                                                                   ---------------------------------
                                                                                                             (SEC USE ONLY)
Page 2 of 5                          Name of Reporting Manager:  Heitman/PRA Securities  Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                 /4/                                 Item 5:                   Item 6:
   Item 1:                           Item2:        Item 3:          Item 4:         Shares of           Investment Discretion
Name of Issuer                   Title of Class  CUSIP Number     Fair Market    Principal Amount  ---------------------------------
                                                                     Value                         (a) Sole      (b) Shared-As
                                                                                                                   Defined in
                                                                                                                    Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Equity Office                    common shares   294741103      $ 38,600,000      1,536,333       1,536,333
Properties                       beneficial
                                 interest
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential               common shares   29476L107      $ 45,218,000      1,125,164       1,125,164
Properties Trust                 beneficial
                                 interest
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.       Common Stock    297178105      $ 25,073,000        696,474         696,474
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp.               Common Stock    300665106      $  8,802,000      2,607,966       2,607,966
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp           Common Stock    351807102      $ 21,764,000        932,192         932,192
of America
------------------------------------------------------------------------------------------------------------------------------------
General Growth Properties,       Common Stock    370021107      $ 23,780,000        781,263         781,263
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.       Common Stock    431284108      $    410,000         19,300          19,300
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New           Common Stock    437306103      $  7,598,000        284,045         284,045
York
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                    Common Stock    49427F108      $ 18,688,000        887,273         887,273
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation         Common Stock    49446R109      $ 15,473,000        412,605         412,605
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.           Common Stock    554489104      $ 23,819,000        934,057         934,057
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Home                Common Stock    56468210       $  8,041,000        347,702         347,702
Communities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                    Subtotal
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                /5/
                                              Item 6:                Item 7:                     Item 8:
                                       Investment Discretion         Managers             Voting Authority (Shares)
                                       ---------------------      See Instr. V        --------------------------------
                                               (c)                                    (a) Sole   (b) Shared   (c) None
                                           Shared-Other
----------------------------------------------------------------------------------------------------------------------

Equity Office                                                                        1,473,708                  62,625
Properties
----------------------------------------------------------------------------------------------------------------------
Equity Residential                                                                   1,050,158                  75,006
Properties Trust
----------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                             667,411                  29,063
----------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp.                                                                   2,441,591                 166,375
----------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp                                                                 872,015                  60,177
of America
----------------------------------------------------------------------------------------------------------------------
General Growth Properties,                                                             726,761                  54,502
Inc.
----------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                              19,300
----------------------------------------------------------------------------------------------------------------------
Home Properties of New                                                                 274,089                   9,956
York
----------------------------------------------------------------------------------------------------------------------
Kilroy Realty                                                                          830,783                  56,490
----------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation                                                               396,227                  16,378
----------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                 875,771                  58,286
----------------------------------------------------------------------------------------------------------------------
Manufactured Home                                                                      329,505                  18,197
Communities, Inc.
----------------------------------------------------------------------------------------------------------------------

                                   FORM 13F

Page 3 of 5             Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
-------------------------------------------------------------------------------------------------
                                                     4
                                                                                       Item 5:
       Item 1:                       Item 2:         Item 3:          Item 4:         Shares of
    Name of Issuer               Title of Class       CUSIP         Fair Market       Principal
                                                     Number           Value            Amount

-------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc.    Common Stock       694396102      $  1,766,000          90,000
-------------------------------------------------------------------------------------------------
Pan Pacific Realty               Common Stock       69806L104      $  5,280,000         286,396
-------------------------------------------------------------------------------------------------
Parkway Properties Inc.          Common Stock       70159Q104      $ 11,312,000         384,256
-------------------------------------------------------------------------------------------------
Philips International Realty     Common Stock       718333107      $ 15,601,000         938,385
-------------------------------------------------------------------------------------------------
Prentiss Properties Trust        common shares      740706106      $ 15,353,000         688,088
                                 beneficial
                                 interest
-------------------------------------------------------------------------------------------------
Prologis Trust                   Common Stock       743410102      $ 26,724,000       1,388,259
-------------------------------------------------------------------------------------------------
Public Storage, Inc.             Common Stock       74460D109      $ 18,643,000         887,752
-------------------------------------------------------------------------------------------------
PS Business Parks Inc./CA        Common Stock       69360J107      $  5,749,000         282,168
-------------------------------------------------------------------------------------------------
Reckson Associates Realty        Common Stock       75621K304      $ 27,423,000       1,337,717
-------------------------------------------------------------------------------------------------
Regency Realty Corp.             Common Stock       758939102      $  9,080,000         459,762
-------------------------------------------------------------------------------------------------
Security Capital Group, Inc.     Common Stock       81413P204      $ 15,863,000       1,098,757
-------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       Subtotal

-------------------------------------------------------------------------------------------------

                                                                                               ------------------------------------
                                                                                                    (SEC USE  ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                          5                              Item 8:
                                      Investment Discretion                     Item 7:             Voting Authority (Shares)
                                 ----------------------------------------      Managers        ------------------------------------
                                                (b) Shared-        (c)       See Instr. V       (a) Sole        (b)       (c) None
       Item 1:                    (a) Sole      As Defined       Shared-                                      Shared
    Name of Issuer                              in Instr. V       Other
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc.       90,000                                                         90,000                   90,000
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                 286,396                                                        268,876                   17,520
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc.            384,256                                                        361,755                   22,501
-----------------------------------------------------------------------------------------------------------------------------------
Philips International Realty       938,385                                                        895,308                   43,077
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust          688,088                                                        628,133                   59,955
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                   1,388,259                                                      1,294,415                   93,844
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.               887,752                                                        831,529                   56,223
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc./CA          282,168                                                        259,672                   22,496
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty        1,337,717                                                      1,282,461                   55,256
-----------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.               459,762                                                        415,258                   44,504
-----------------------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc.     1,098,757                                                      1,054,597                   44,160
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS

-----------------------------------------------------------------------------------------------------------------------------------

                                   FORM 13F

Page 4 of 5             Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
-------------------------------------------------------------------------------------------------
                                                     /4/
                                                                                       Item 5:
       Item 1:                       Item 2:         Item 3:          Item 4:         Shares of
    Name of Issuer               Title of Class       CUSIP         Fair Market       Principal
                                                     Number           Value            Amount

-------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.   Common Stock       82567D104       $ 2,432,000          93,107
-------------------------------------------------------------------------------------------------
Spieker Properties, Inc.         Common Stock       848497103       $23,948,000         538,164
-------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.        Common Stock       84610H108       $ 1,685,000          83,200
-------------------------------------------------------------------------------------------------
Storage USA., Inc.               Common Stock       861907103       $   692,000          22,600
-------------------------------------------------------------------------------------------------
Sun Communities, Inc.            Common Stock       86667410        $14,537,000         503,443
-------------------------------------------------------------------------------------------------
Taubman Centers, Inc.            Common Stock       87666410        $ 6,469,000         581,520
-------------------------------------------------------------------------------------------------
Trizec Hahn Corporation          Common Stock       896938107       $27,943,000       1,862,877
-------------------------------------------------------------------------------------------------
US Restaurant Properties         Common Stock       902971100       $ 5,658,000         433,160
-------------------------------------------------------------------------------------------------
Vornado Realty Trust             Common Stock       929042109       $ 4,328,000         129,176
-------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       Subtotal        $87,692,000
-------------------------------------------------------------------------------------------------

                                                                                               ------------------------------------
                                                                                                          (SEC USE  ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             /5/
                                                                               Item 7:
                                             Item 6:                          Managers                       Item 8:
                                      Investment Discretion                 See Instr. V             Voting Authority (Shares)
                                 ---------------------------------------------------------------------------------------------------
                                                (b) Shared-        (c)                          (a) Sole        (b)       (c) None
       Item 1:                    (a) Sole      As Defined       Shared-                                      Shared
    Name of Issuer                              in Instr. V       Other
-----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.       93,107                                                       86,221                     6,886
-----------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc.            538,164                                                      495,499                    42,665
-----------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.            83,200                                                       83,200
-----------------------------------------------------------------------------------------------------------------------------------
Storage USA., Inc.                   22,600                                                       22,600
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc.               503,443                                                      466,338                    37,105
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.               581,520                                                      534,788                    46,732
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation           1,862,877                                                    1,726,932                   135,945
-----------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties            433,160                                                      416,395                    16,765
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                129,176                                                       82,576                    46,600
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS

-----------------------------------------------------------------------------------------------------------------------------------

                                   FORM 13F

Page 5 of 5             Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
-------------------------------------------------------------------------------------------------
                                                     /4/
                                                                                       Item 5:
       Item 1:                       Item 2:         Item 3:          Item 4:         Shares of
    Name of Issuer               Title of Class       CUSIP         Fair Market       Principal
                                                     Number           Value            Amount

-------------------------------------------------------------------------------------------------
Apartment Investment &           Cumulative         03748R200      $    188,000          10,500
Mgmt Co. Series C                Preferred Stock
-------------------------------------------------------------------------------------------------
Carr America 8.57% Series B      Cumulative         144418209      $  1,457,000          76,700
                                 Redeemable
                                 Preferred stock
-------------------------------------------------------------------------------------------------
Equity Residential Properties    Cumulative         29476L792      $  1,124,000          61,600
7.625% Series L                  Redeemable
                                 Preferred stock
-------------------------------------------------------------------------------------------------
Health Care Property             Cumulative         421915307      $    914,000          63,000
7.875% Series A                  Redeemable
                                 Preferred
-------------------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C    Cumulative         743410409      $  2,241,000          51,070
                                 preferred shares
                                 of beneficial
                                 interest
-------------------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D    Cumulative         743410508      $  2,950,000         158,400
                                 preferred shares
                                 of beneficial
                                 interest
-------------------------------------------------------------------------------------------------
Taubman Centers, Inc.            Cumulative         876664202      $  6,570,000         386,500
8.3% Series A                    Redeemable
                                 Preferred stock
-------------------------------------------------------------------------------------------------
Vornado Realty Trust             Convertible        929042208      $ 21,110,000         442,102
6.5% Series A                    Preferred shares
                                 of beneficial
                                 interest
-------------------------------------------------------------------------------------------------
                                                    Subtotal       $ 36,554,000

-------------------------------------------------------------------------------------------------
                                                    Total of
COLUMN TOTALS                                       pages 1-5
-------------------------------------------------------------------------------------------------

                                                                                               ------------------------------------
                                                                                                     (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                          /5/                            Item 8:
                                      Investment Discretion                     Item 7:             Voting Authority (Shares)
                                 ----------------------------------------      Managers        ------------------------------------
                                                (b) Shared-        (c)       See Instr. V       (a) Sole        (b)       (c) None
       Item 1:                    (a) Sole      As Defined       Shared-                                      Shared
    Name of Issuer                              in Instr. V       Other
-----------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &              10,500                                                        10,500
Mgmt Co. Series C
-----------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B         76,700                                                        76,700


-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties       61,600                                                        61,600
Properties 7.625% Series L

-----------------------------------------------------------------------------------------------------------------------------------
Health Care Property                63,000                                                        63,000
7.875% Series A

-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C       51,070                                                        51,070



-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D      158,400                                                       158,400



-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.              386,500                                                       386,500
8.3% Series A

-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust               442,102                                                       438,430                     3,672
6.5% Series A


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS

-----------------------------------------------------------------------------------------------------------------------------------